ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Charge to (reversal of) credit losses	¥ 973,012			¥ 153,329
Third Parties
ACCOUNTS RECEIVABLE, NET
Beginning balance	995,449	$ 136,978	¥ 9,612,470
Charge to (reversal of) credit losses	973,012	133,891	(8,767,356)
Foreign currency translation adjustments	0	0	150,335
Ending balance	¥ 1,968,461	$ 270,869	¥ 995,449	¥ 9,612,470